16 Borrowings (Details 1) - Foreign currency [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Issue amount		R$ 7,300,000
Outstanding amount		6,582,027
Borrowings		R$ 34,963,651	R$ 24,583,325
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		October 2010
Issue amount		R$ 450,000
Outstanding amount		R$ 250,000
Maturity		no maturity date
Interest (% per year)		7.38%
Borrowings		R$ 1,299,175	1,025,428
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		July 2011
Issue amount		R$ 500,000
Outstanding amount		R$ 500,000
Maturity		July 2041
Interest (% per year)		7.13%
Borrowings		R$ 2,679,603	2,078,372
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		February 2012
Issue amount		R$ 250,000
Outstanding amount		R$ 250,000
Maturity		no maturity date
Interest (% per year)		7.38%
Borrowings		R$ 1,299,175	1,025,428
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		May 2012
Issue amount		R$ 500,000
Outstanding amount		R$ 286,267
Maturity		May 2022
Interest (% per year)		5.38%
Borrowings		R$ 1,500,304	1,175,799
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		July 2012
Issue amount		R$ 250,000
Outstanding amount		R$ 250,000
Maturity		July 2041
Interest (% per year)		7.13%
Borrowings		R$ 1,339,801	1,039,186
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		February 2014
Issue amount		R$ 500,000
Outstanding amount		R$ 500,000
Maturity		February 2024
Interest (% per year)		6.45%
Borrowings		R$ 2,667,250	2,068,790
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		May 2014
Issue amount		R$ 250,000
Outstanding amount		R$ 250,000
Maturity		February 2024
Interest (% per year)		6.45%
Borrowings		R$ 1,333,625	1,034,395
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		October 2017
Issue amount		R$ 500,000
Outstanding amount		R$ 195,760
Maturity		January 2023
Interest (% per year)		3.50%
Borrowings		R$ 1,034,179	847,715
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		October 2017
Issue amount		R$ 1,250,000
Outstanding amount		R$ 1,250,000
Maturity		January 2028
Interest (% per year)		4.50%
Borrowings		R$ 6,633,913	5,145,440
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		November 2019
Issue amount		R$ 1,500,000
Outstanding amount		R$ 1,500,000
Maturity		January 2030
Interest (% per year)		4.50%
Borrowings		R$ 7,941,207	6,090,640
Bonds [member]
Disclosure of detailed information about borrowings [line items]
Issue date		November 2019
Issue amount		R$ 750,000
Outstanding amount		R$ 750,000
Maturity		January 2050
Interest (% per year)		5.88%
Borrowings		R$ 3,992,933	R$ 3,052,132
Bond [member]
Disclosure of detailed information about borrowings [line items]
Issue date	[1]	Jul-20
Issue amount		R$ 600,000
Outstanding amount	[1]	R$ 600,000
Maturity		Jan-81
Interest (% per year)	[1]	8.50%
Borrowings	[1]	R$ 3,242,486

[1]	This Bond is recorded as a financial liability. According to the specific methodology adopted by some rating agencies, only for the purposes of calculating leverage, the referred bond is classified as a hybrid capital instrument.